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                    Lincoln Variable Insurance Products Trust
                             1300 S. Clinton Street
                              Fort Wayne, IN 46802

May 2, 2005

VIA EDGAR
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Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re:  Lincoln Variable Insurance Products Trust
          File Nos. 33-70742; 811-08090

Dear Sir or Madam:

On behalf of the above-captioned registrant ("Registrant"), I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, that (i) the form of Statement of Additional Information for the Registrant that would have been filed pursuant to Rule 497(c) would not have differed from that contained in the Registrant's most recent registration statement amendment, and (ii) the text of the most recent amendment to the registration statement was filed electronically on April 15, 2005.

If you have any questions concerning the attached filing, please do not hesitate to contact the undersigned at 260 455 4929.


Very truly yours,

/s/ Catherine M. Currie

Catherine M. Currie, Senior Securities Fund Specialist